Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions

(in millions €)	December 31, 2024	December 31, 2023
Contractual disputes / settlements	85.7	118.2
Obligations from onerous CMO contracts	50.7	80.2
Other	29.3	79.7
Total	165.7	278.1
Total current	144.8	269.3
Total non-current	20.9	8.8